SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Timing of revenue recognition
At a point in time	$ 96,113	$ 98,212	$ 98,737
Over time	922	928	874
Total	97,035	99,140	99,611
Customer [Member]
Timing of revenue recognition
At a point in time	96,113	98,212	98,737
Over time	922	928	874
Total	97,035	99,140	99,611
Americas [Member]
Timing of revenue recognition
At a point in time	64,941	65,164	63,015
Over time	922	928	874
Total	65,863	66,092	63,889
Americas [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	56,637	58,611	60,739
Over time	922	928	874
Total	57,559	59,539	61,613
Ireland [Member]
Timing of revenue recognition
At a point in time	31,172	33,048	35,718
Over time
Total	31,172	33,048	35,718
Asia / Africa [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	29,466	27,131	25,501
Over time
Total	29,466	27,131	25,501
Europe [Member] | Customer [Member]
Timing of revenue recognition
At a point in time	10,010	12,470	12,497
Over time
Total	10,010	12,470	12,497
Other Countries [Member]
Timing of revenue recognition
At a point in time			4
Over time
Total			$ 4